Financial Instruments Risks - Sensitivity of the Financial Margin SFM (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sensitivity Of The Financial Margin Given A Variation Of 100 Basis Points In Projected Margin [Abstract]
Closing	0.30%	0.47%
Minimum	0.11%	0.43%
Maximum	0.35%	1.01%
Average	0.24%	0.75%